Segment Disclosures	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Disclosures [Text Block]
Note 18 – Segment Disclosures
We have one reportable segment, Williams Partners. All remaining business activities are included in Other. (See Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies.)
Our segment presentation of Williams Partners, which includes our consolidated master limited partnership, is reflective of the parent-level focus by our chief operating decision-maker, considering the resource allocation and governance provisions associated with the master limited partnership structure. This partnership maintains capital and cash management structures that are separate from ours. It is self-funding and maintains its own lines of bank credit and cash management accounts. These factors serve to differentiate the management of this entity as a whole.
Performance Measurement
We evaluate segment operating performance based upon Modified EBITDA (earnings before interest, taxes, depreciation, and amortization). This measure represents the basis of our internal financial reporting and is the primary performance measure used by our chief operating decision maker in measuring performance and allocating resources among our reportable segments.
We define Modified EBITDA as follows:
•Net income (loss) before:
◦Provision (benefit) for income taxes;
◦Interest incurred, net of interest capitalized;
◦Equity earnings (losses);
◦Gain on remeasurement of equity-method investment;
◦Impairment of equity-method investments;
◦Other investing income (loss) – net;
◦Impairment of goodwill;
◦Depreciation and amortization expenses;
◦Accretion expense associated with asset retirement obligations for nonregulated operations.

•
This measure is further adjusted to include our proportionate share (based on ownership interest) of Modified EBITDA from our equity-method investments calculated consistently with the definition described above.

The following geographic area data includes Revenues from external customers based on product shipment origin and Long-lived assets based upon physical location:

	United States	Canada	Total
	(Millions)
Revenues from external customers:
2017	$8,030	$1	$8,031
2016	7,425	74	7,499
2015	7,247	113	7,360

Long-lived assets:
2017	$37,002	$—	$37,002
2016	38,091	—	38,091
2015	38,016	1,580	39,596

Long-lived assets are comprised of property, plant, and equipment, goodwill, and other intangible assets.
The following table reflects the reconciliation of Segment revenues to Total revenues as reported in the Consolidated Statement of Operations and Other financial information:

	Williams Partners	Other	Eliminations	Total
	(Millions)
2017
Segment revenues:
Service revenues
External	$5,291	$21	$—	$5,312
Internal	1	11	(12)	—
Total service revenues	5,292	32	(12)	5,312
Product sales
External	2,718	1	—	2,719
Internal	—	—	—	—
Total product sales	2,718	1	—	2,719
Total revenues	$8,010	$33	$(12)	$8,031

Other financial information:
Additions to long-lived assets	$2,792	$22	$—	$2,814
Proportional Modified EBITDA of equity-method investments	795	—	—	795

2016
Segment revenues:
Service revenues
External	$5,140	$31	$—	$5,171
Internal	33	19	(52)	—
Total service revenues	5,173	50	(52)	5,171
Product sales
External	2,318	10	—	2,328
Internal	—	16	(16)	—
Total product sales	2,318	26	(16)	2,328
Total revenues	$7,491	$76	$(68)	$7,499

Other financial information:
Additions to long-lived assets	$2,102	$44	$(1)	$2,145
Proportional Modified EBITDA of equity-method investments	754	—	—	754

2015
Segment revenues:
Service revenues
External	$5,134	$30	$—	$5,164
Internal	1	91	(92)	—
Total service revenues	5,135	121	(92)	5,164
Product sales
External	2,196	—	—	2,196
Internal	—	—	—	—
Total product sales	2,196	—	—	2,196
Total revenues	$7,331	$121	$(92)	$7,360

Other financial information:
Additions to long-lived assets	$2,960	$388	$(12)	$3,336
Proportional Modified EBITDA of equity-method investments	699	—	—	699

The following table reflects the reconciliation of Modified EBITDA to Net income (loss) as reported in the Consolidated Statement of Operations:

	Years Ended December 31,
	2017	2016	2015
	(Millions)
Modified EBITDA by segment:
Williams Partners	$3,616	$3,864	$4,003
Other	(150)	(542)	(112)
	3,466	3,322	3,891
Accretion expense associated with asset retirement obligations for nonregulated operations	(33)	(31)	(28)
Depreciation and amortization expenses	(1,736)	(1,763)	(1,738)
Impairment of goodwill	—	—	(1,098)
Equity earnings (losses)	434	397	335
Impairment of equity-method investments	—	(430)	(1,359)
Other investing income (loss) – net	282	63	27
Proportional Modified EBITDA of equity-method investments	(795)	(754)	(699)
Interest expense	(1,083)	(1,179)	(1,044)
(Provision) benefit for income taxes	1,974	25	399
Net income (loss)	$2,509	$(350)	$(1,314)

The following table reflects Total assets and Equity-method investments by reportable segments:

	Total Assets		Equity-Method Investments
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
	(Millions)
Williams Partners	$45,903	$46,265	$6,552	$6,701
Other	589	685	—	—
Eliminations	(140)	(115)	—	—
Total	$46,352	$46,835	$6,552	$6,701